Related Party Transactions - Transactions with non-executive directors and shareholders (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions
Share-based payment expense for non-executive directors	€ 229,000	€ 97,000	€ 554,000	€ 329,000
Set up of Production Line
Related Party Transactions
Related party transaction, Total			52,000	176,000
Board Remuneration
Related Party Transactions
Related party transaction, Total	122,000	147,000	252,000	290,000
Related party, Amounts outstanding at period-end	110,000	110,000	110,000	110,000
Non-Executive Directors | Warrant
Related Party Transactions
Share-based payment expense for non-executive directors			800,000	218,000
Cochlear | Set up of Production Line
Related Party Transactions
Related party transaction, Total			52,000	176,000
Robert Taub (until June 12, 2024)/Robelga SRL (since June 12, 2024) | Board Remuneration
Related Party Transactions
Related party transaction, Total	31,000	29,000	59,000	60,000
Kevin Rakin | Board Remuneration
Related Party Transactions
Related party transaction, Total	16,000	16,000	32,000	32,000
Pierre Gianello | Board Remuneration
Related Party Transactions
Related party transaction, Total	13,000	28,000	27,000	45,000
Jurgen Hambrecht | Board Remuneration
Related Party Transactions
Related party transaction, Total	16,000	18,000	32,000	33,000
Rita Mills | Board Remuneration
Related Party Transactions
Related party transaction, Total	19,000	15,000	39,000	35,000
Giny Kirby | Board Remuneration
Related Party Transactions
Related party transaction, Total	13,000	12,000	25,000	33,000
Wildman Ventures LLC | Board Remuneration
Related Party Transactions
Related party transaction, Total	€ 14,000	€ 29,000	€ 38,000	€ 52,000